Note 26 - Statutory Reserves (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retained Earnings, Appropriated (in Dollars)	$ 2,499,512	$ 2,466,165
(in Dollars)	$ 33,347
General Reserve [Member] | Subsidiaries [Member]
Annual After-Tax Profit Appropriation Requirement, Percentage	10.00%
Appropriations Maximum Cumulative Amount, As Percent of Registered Capital	50.00%
General Reserve [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Annual After-Tax Profit Appropriation Requirement, Percentage	10.00%
Appropriations Maximum Cumulative Amount, As Percent of Registered Capital	50.00%